Operating costs (Tables)	12 Months Ended
Dec. 31, 2024
Operating costs
Schedule of operating costs

	2024	2023*	2022*
Staff costs (note 19)	242,591	238,527	253,086
Depreciation (notes 8/9)	192,698	11,752	8,814
External research and development costs	435,189	942,714	7,883,522
Patent maintenance and registration costs	283,382	229,227	266,138
Professional fees	1,206,813	1,163,839	1,417,707
D&O insurance	225,772	628,595	1,591,231
Other operating costs	578,830	645,501	565,362
Total operating costs	3,165,275	3,860,155	11,985,860